Notes Payable (Tables)	6 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of notes payable

	December 31, 2021
	Outstanding	Accrued
	Principal	Interest
Related entity 1	$6,147,021	$72,852
Related entity 2	6,549,422	54,849
Related entity 3	379,525	8,226
Related entity 4	650,708	117,620
Related entity 5	181,744	1,363
Related entity 6	32,750	246
	$13,941,170	$255,156

	June 30, 2021
	Outstanding	Accrued
	Principal	Interest
Related entity 1	$2,978,066	$29,875
Related entity 2	357,025	5,532
Related entity 3	3,087,689	47,728
Related entity 4	3,668,938	93,150
Related entity 5	417,237	5,862
	$10,508,955	$182,147